Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation		¥ (8,120)	¥ (8,122)
Property and equipment, net	$ 80	584	504
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment		¥ 8,704	¥ 8,626